Derivative Instruments - Fair value hedging (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Loss recognized on derivative	$ (14)
Gain recognized on hedged item	14
Ineffectiveness recognized on fair value hedges	$ 0